OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

February 1, 2010

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Global Fund (the “Registrant”)

     Reg. No. 2-31661; File No. 811-1810

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2010.

Sincerely,

/s/ Amee Kantesaria

------------------------------------

/s/ Amee Kantesaria

Amee Kantesaria

Vice President & Assistant Counsel

212-323-5217

akantesaria@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

     Gloria LaFond
     Nancy S. Vann
     Taylor Edwards

     Jemimah Tacadena